MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2018	2019
Senior Secured Notes (Note 17)	400,035	501,922
Brazilian bonds - Debentures (Note 17)	14,708	-
Bank borrowings (Note 17)	39,498	23,928
Lease liabilities (Note 17)	5,527	194,765
Less: Cash and cash equivalents (Note 15)	(133,526)	(124,706)
Net financial debt with third parties	326,242	595,909

	Thousands of U.S. dollars
	2018	2019
Guarantees
Financial, labor-related, tax and rental transactions	125,422	152,297
Contractual obligations	257,844	198,283
Other	20	22
Total	383,286	350,602

Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Thousands of U.S. dollars
CROSS-CURRENCY	2019
FAIR VALUE	3,093
+10.0%	20,055
-10.0%	(17,678)

2019	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	85	306,366	96	-	-	-	10%	3,300.1	93	8	-	-
Euro - Dirham Moroccan	867	7,834	974	-	-	-	10%	9.7	811	(63)	-	-
Euro - Peruvian Nuevos Soles	315	1,176	354	-	-	-	10%	3.3	352	41	-	-
Euro - USD	1,453	1,615	1,615	-	-	-	10%	1.0	1,604	168	-	-
Chilean Pesos – USD	22,187	29	29	-	-	-	10%	0.0	23,865	2	-	-
Mexican Pesos – USD	26,205	1,371	1,371	-	-	-	10%	0.0	28,741	134	-	-
Brazilian Reais – USD	-	-	-	-	-	-	10%	0.2	-	-	-	-
Guatemalan Quetzal – USD	-	-	-	-	-	-	10%	0.1	-	-	-	-
Colombian Pesos – USD	688,974	204	204	13,664,913	4,170	4,170	10%	0.0	741,571	16	15,184,082	(464)
Peruvian Nuevos Soles - USD	17,864	5,395	5,395	1,914	577	577	10%	0.3	19,885	609	2,126	(64)
United States Dolar - Euro	-	-	-	-	-	-	10%	0.8	-	-	-	-
United States Dolar - MXN	-	-	-	-	-	-	10%	17.0	-	-	-	-
Chilean Pesos – Euro	-	-	-	-	-	-	10%	0.0	-	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.